TRANSITION PERIOD COMPARATIVE DATA - Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 6,817,398	$ 6,558,176		$ 619,554		$ 1,132,900	$ 129,560
Cash segregated - customers	19,980,711	20,548,972
Cash segregated - PAB	768,767	200,738
Receivables - broker-dealers and clearing organizations	1,917,175	1,333,306
Receivables - customers, net	170,690	823,784
Other receivables	230,037	64,842
Prepaid expenses		67,967				29,458
Trading securities, market value, net	55	55		54,799,478			204,044,469
Due from Atlas Clear						49,806
Total Current Assets	29,929,108	29,597,840		55,477,860		1,212,164	204,207,681
Operating lease right to use lease asset	288,191	326,336
Property and equipment, net	11,511	16,080
Customer list, net	13,843,665	14,150,856
Goodwill	6,142,525	7,706,725
Pacsquare asset purchase	1,928,800	1,726,500
Bank acquisition deposit		91,200
Cash deposits - broker-dealers and clearing organizations		3,515,000
Other assets	336,017	336,017
Marketable securities held in Trust Account						57,409,747
TOTAL ASSETS	55,994,817	57,466,554		55,477,860		58,621,911	204,207,681
Current liabilities
Payables to customers	20,009,873	20,162,973
Accounts and payables to officers/directors	728,936	686,579
Accounts payable and accrued expenses	4,615,650	5,393,912		5,510,760		5,181,488	4,813,558
Payables - broker-dealers and clearing organizations	20,238	4,915
Commissions, payroll and payroll taxes	221,769	273,386
Current portion of lease liability	(138,218)	(149,499)
Convertible notes, net		3,783,437
Secured convertible note, net		6,857,101
Promissory notes	852,968	852,968
Short-term merger financing, net		5,092,083
Contingent guarantee		3,256,863	$ 3,256,863
Subscription agreement	2,460,488	2,425,647
Excise tax payable	2,067,572	2,067,572		1,528,101		1,485,236
Advances from related parties				3,104,097		1,968,116	319,166
Total Current Liabilities	36,997,956	40,681,377		12,064,611		9,114,840	5,612,724
Accrued contingent liability	100,000	100,000
Long-term merger financing, net		7,606,561
Derivative liability - convertible notes		16,462,690
Derivative liability - warrants	61,531	307,656		307,656		307,656	184,594
Earnout - liability	12,638,000	12,298,000
Deferred income tax liability		5,245,886
Subordinated borrowings	1,950,000	1,950,000
Trading account deposit	100,000	100,000
Long-term lease liability	155,616	182,729
TOTAL LIABILITIES	79,156,852	95,575,437		12,372,267		9,422,496	5,797,318
Commitments and Contingencies (Note 10)
Common stock subject to possible redemption				54,618,469		57,113,761	203,420,202
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value;
Common stock, $0.0001 par value;	2,225	1,246		503		503	503
Additional paid-in-capital	114,517,131	110,164,676
Accumulated Deficit	(137,526,772)	(148,274,805)		(11,513,379)		(7,914,849)	(5,010,342)
TOTAL STOCKHOLDERS' DEFICIT	(23,162,035)	(38,108,883)		(11,512,876)	$ (11,115,309)	(7,914,346)	(5,009,839)	$ (13,885,204)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 55,994,817	57,466,554		$ 55,477,860		58,621,911	$ 204,207,681
Nonrelated Party
Current liabilities
Stock payable		259,893
Related Party
Current liabilities
Stock payable		$ 55,087
Promissory notes						$ 480,000